Leases - Future Lease Payments (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Operating Leases
2026	$ 25,300,000
2027	19,300,000
2028	15,900,000
2029	10,700,000
2030	6,600,000
Thereafter	25,200,000
Total	103,000,000.0
Finance Leases
2026	1,200,000
2027	800,000
2028	600,000
2029	400,000
2030	100,000
Thereafter	0
Total	3,100,000
Total
2026	26,500,000
2027	20,100,000
2028	16,500,000
2029	11,100,000
2030	6,700,000
Thereafter	25,200,000
Total	106,100,000
Less: imputed interest	17,600,000
Total lease liabilities	88,500,000	$ 81,700,000
Finance lease liability undiscounted excess amount not disclosed	0
Lessee operating lease liability undiscounted excess amount not disclosed	$ 0